Share capital - Schedule of Share Capital Issued (Detail)										12 Months Ended
	Aug. 31, 2022 shares	Aug. 08, 2022 shares	Jul. 22, 2022 shares	Jun. 22, 2022 shares	May 11, 2022 shares	Apr. 08, 2022 shares	Mar. 24, 2022 shares	Feb. 02, 2022 shares	Jan. 28, 2022 shares	Dec. 31, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 USD ($) shares	Nov. 29, 2024 shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)										35,586,301			35,230,551			34,596,422
Outstanding share capital, beginning of year | $											$ 242,487,728			$ 235,611,237		$ 227,154,731
Issue of equity | $											30,000,000
Number of share options exercised in share-based payment arrangement										489,166		489,166	330,750		330,750	0
Ending balance (in shares)										38,403,737			35,586,301			35,230,551
Outstanding share capital, end of year | $											281,296,133			242,487,728		$ 235,611,237
Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement										173,958			25,000			166,667
Share options exercised | $											2,733,328			400,000		$ 1,666,668
Restricted share units [member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement										31,875			0			0
Share options exercised | $											460,225			0		$ 0
Share options [member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement										489,166			330,750			0
Share options exercised | $											6,019,398			6,476,491		$ 0
Warrants [member]
Disclosure of classes of share capital [line items]
Number of shares issued																	100,000
Number of share options exercised in share-based payment arrangement										122,437			0			0
Share options exercised | $											$ 2,134,649			$ 0		$ 0
IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued										2,000,000	2,000,000	2,000,000	0	0	0	0	2,000,000
Issue of equity | $											$ 27,460,805			$ 0		$ 0
Regulation A [Member]
Disclosure of classes of share capital [line items]
Number of shares issued										0	0	0	0	0	0	467,462
Issue of equity | $											$ 0			$ 0		$ 6,789,838
Number of share options exercised in share-based payment arrangement	467,462	467,462	467,462	467,462	467,462	467,462	467,462	467,462	467,462